Cover	Apr. 19, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 19, 2023
Entity File Number	001-41332
Entity Registrant Name	RF Acquisition Corp.
Entity Central Index Key	0001847607
Entity Tax Identification Number	61-1991323
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Tse Meng Ng
Entity Address, Address Line Two	111 Somerset
Entity Address, Address Line Three	#05-06
Entity Address, Country	SG
Entity Address, Postal Zip Code	238164
City Area Code	+65
Local Phone Number	6904 0766
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock One Redeemable Warrant And One Right To Receive One Tenth Of One Share Of Class A Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, one redeemable warrant, and one right to receive one-tenth of one share of Class A
Trading Symbol	RFACU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Share of Class A common stock, par value $0.0001 per share
Trading Symbol	RFAC
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	RFACW
Security Exchange Name	NASDAQ
Rights Each Right Receives One Tenth Of One Share Of Class A Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Rights, each right receives one-tenth of one share of Class A common stock
Trading Symbol	RFACR
Security Exchange Name	NASDAQ